Earnings Per Share - Summary of Earnings Per Share (Detail) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [abstract]
Net income of the reporting period	€ (166,076)	€ (147,693)	€ (114,531)
Adjusted weighted average number of outstanding shares	28,924,976	24,757,176	24,454,850
Basic / Diluted earnings per share (€/share)	€ (5.74)	€ (5.97)	€ (4.68)